Net finance expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Financial Instruments [Abstract]
Interest income	$ 4,232	$ 545
Foreign exchange gains	10,894	6,640
Finance income	15,126	7,185	[1]
Interest expense on financial liabilities measured at amortized cost	(42,681)	(23,203)
Interest leasing	(2,685)	0
Fair value adjustment on interest rate swaps	(3,025)	(38)
Other financial charges	(2,962)	(3,539)
Foreign exchange losses	(11,149)	(7,198)
Finance expense	(62,502)	(33,978)	[1]
Net finance expenses	$ (47,376)	$ (26,793)	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.